Schedule of Anti-Dilutive Securities of Earning Per Share (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	8,337,433	2,287,501	1,278,376	643,751
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	3,800,654	2,287,500	1,278,375	643,750
Series A Preferred [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	1	1	1	1
Options Held [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	4,365,000
Senior Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	171,778